Loans and other receivables from credit institutions	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Loans and other receivables from credit institutions

5.	Loans and other receivables from credit institutions

The breakdown, by classification, type, and currency, of the balances under the "Loans and Other Receivables from Credit Institutions" line item in the consolidated balance sheets is as follows:

Thousand of Reais	2024	2023

Classification:
Financial assets measured at amortized cost	30,177,627	25,716,845
Comprising:
Loans and other receivables from credit institutions at amortized cost	30,179,048	25,724,609
Provision for impairment losses (note 9.c)	(1,421)	(7,764)
Loans and other receivables from credit institutions, net	30,177,627	25,716,845
Loans and other receivables from credit institutions, gross	30,179,048	25,724,609

Type:
Time deposit investments	14,667,515	10,337,746
Repurchase agreements (1)	3,032,113	2,980,557
Judicial deposits	12,356,984	10,730,571
Other accounts	122,436	1,675,735
Total	30,179,048	25,724,609
(1)	Secured by debt instruments

Thousand of Reais	2024	2023

Currency:
Brazilian Real	27,299,731	23,885,181
U.S. Dollar	2,235,826	775,000
Euro	643,491	1,064,428
Total	30,179,048	25,724,609

Note 43-d provides details on the residual maturity periods of financial assets measured at amortized cost.